                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: April 30
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

10/31/06 Semiannual report

MFS(R) Lifetime(R) Retirement Income Fund
MFS(R) Lifetime(R) 2010 Fund
MFS(R) Lifetime(R) 2020 Fund
MFS(R) Lifetime(R) 2030 Fund
MFS(R) Lifetime(R) 2040 Fund

                                                                          10/06

MFS(R) Lifetime Funds

LETTER FROM THE CEO                                       1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                     2
-----------------------------------------------------------
EXPENSE TABLES                                            4
-----------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                 8
-----------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                     10
-----------------------------------------------------------
STATEMENTS OF OPERATIONS                                 12
-----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                      13
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     15
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                            30
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT            43
-----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                    45
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                           45
-----------------------------------------------------------
CONTACT INFORMATION                              BACK COVER
-----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

       -----------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
       -----------------------------------------------------------------

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

December 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Lifetime Retirement Income Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            70.0%
              U.S. Stock Funds                           20.0%
              Money Market Funds                         10.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            69.1%
              U.S. Stock Funds                           19.8%
              Money Market Funds                          9.9%
              Cash & Other Net Assets                     1.2%


              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.7%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  14.8%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS Value Fund                              9.9%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            9.9%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Money Market Fund                       9.9%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          9.9%
              ------------------------------------------------
              MFS Research Bond Fund                      4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     1.2%
              ------------------------------------------------

              MFS(R) Lifetime 2010 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            54.3%
              U.S. Stock Funds                           31.8%
              Money Market Funds                         10.0%
              International Stock Funds                   3.9%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            53.8%
              U.S. Stock Funds                           31.2%
              Money Market Funds                          9.9%
              International Stock Funds                   3.9%
              Cash & Other Net Assets                     1.2%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.8%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  14.9%
              ------------------------------------------------
              MFS Research Fund                          13.7%
              ------------------------------------------------
              MFS Value Fund                             13.7%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Money Market Fund                       9.9%
              ------------------------------------------------
              MFS Research Bond Fund                      5.0%
              ------------------------------------------------
              MFS Research International Fund             3.9%
              ------------------------------------------------
              MFS Strategic Growth Fund                   3.8%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            2.1%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          2.1%
              ------------------------------------------------
              Cash & Other Net Assets                     1.2%
              ------------------------------------------------

              MFS(R) Lifetime 2020 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           57.8%
              U.S. Bond Funds                            23.3%
              International Stock Funds                  17.8%
              Money Market Funds                          1.1%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           57.5%
              U.S. Bond Funds                            23.3%
              International Stock Funds                  17.7%
              Money Market Funds                          1.1%
              Cash & Other Net Assets                     0.4%


              PORTFOLIO HOLDINGS

              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Strategic Growth Fund                  13.8%
              ------------------------------------------------
              MFS Research International Fund            13.8%
              ------------------------------------------------
              MFS Research Fund                          11.0%
              ------------------------------------------------
              MFS Research Bond Fund                     10.0%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      8.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     8.9%
              ------------------------------------------------
              MFS Government Securities Fund              6.1%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS International New Discovery Fund        3.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                   2.2%
              ------------------------------------------------
              MFS Money Market Fund                       1.1%
              ------------------------------------------------
              Cash & Other Net Assets                     0.4%
              ------------------------------------------------

              MFS(R) Lifetime 2030 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           77.8%
              International Stock Funds                  20.0%
              U.S. Bond Funds                             2.2%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           73.5%
              International Stock Funds                  18.9%
              U.S. Bond Funds                             2.0%
              Cash & Other Net Assets                     5.6%



              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  18.4%
              ------------------------------------------------
              MFS Value Fund                             14.2%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     13.7%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    13.6%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS Research Fund                           9.4%
              ------------------------------------------------
              MFS International New Discovery Fund        8.9%
              ------------------------------------------------
              MFS New Discovery Fund                      4.2%
              ------------------------------------------------
              MFS Research Bond Fund                      1.0%
              ------------------------------------------------
              MFS High Income Fund                        0.5%
              ------------------------------------------------
              MFS Government Securities Fund              0.5%
              ------------------------------------------------
              Cash & Other Net Assets                     5.6%
              ------------------------------------------------

              MFS(R) Lifetime 2040 Fund

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.3%
              International Stock Funds                  19.8%
              Cash & Other Net Assets                     0.9%


              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.8%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.9%
              ------------------------------------------------
              MFS International New Discovery Fund        9.9%
              ------------------------------------------------
              MFS Research International Fund             9.9%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS New Discovery Fund                      4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     0.9%
              ------------------------------------------------

Percentages are based on net assets as of 10/31/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MAY 1, 2006 THROUGH OCTOBER 31, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) LIFETIME RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,034.30        $2.31
     A  ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.94        $2.29
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,032.00        $5.63
     B  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,032.00        $5.63
     C  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,037.20        $0.51
     I  ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.70        $0.51
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,030.50        $6.14
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.16        $6.11
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,033.30        $4.36
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92        $4.33
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,033.80        $3.84
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,035.10        $2.56
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.68        $2.55
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,036.60        $1.03
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.20        $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND
-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,034.60        $2.31
     A  ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.94        $2.29
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,029.90        $5.63
     B  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,029.90        $5.63
     C  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,034.60        $0.51
     I  ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.70        $0.51
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,028.90        $6.14
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.16        $6.11
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,030.80        $4.35
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92        $4.33
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,031.80        $3.84
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,032.70        $2.56
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.68        $2.55
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,034.60        $1.03
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.20        $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2020 FUND
-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
-------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,017.50        $2.29
     A  ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.94        $2.29
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,013.90        $5.58
     B  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,013.90        $5.58
     C  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,019.30        $0.51
     I  ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.70        $0.51
--------------------------------------------------------------------------------
         Actual              1.20%    $1,000.00       $1,012.90        $6.09
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.16        $6.11
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,014.70        $4.32
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92        $4.33
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,015.70        $3.81
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,016.60        $2.54
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.68        $2.55
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,018.40        $1.02
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.20        $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2030 FUND
-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00         $999.10        $2.27
     A  ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.94        $2.29
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00         $995.50        $5.53
     B  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00         $995.50        $5.53
     C  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,000.90        $0.50
     I  ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.70        $0.51
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00         $994.60        $6.03
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.16        $6.11
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00         $997.30        $4.28
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92        $4.33
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00         $997.30        $3.78
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00         $998.20        $2.52
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.68        $2.55
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,000.00        $1.01
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.20        $1.02
--------------------------------------------------------------------------------

MFS(R) LIFETIME 2040 FUND
-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,000.00        $2.27
     A  ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.94        $2.29
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00         $996.40        $5.54
     B  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00         $996.40        $5.54
     C  ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.66        $5.60
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,001.80        $0.50
     I  ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.70        $0.51
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00         $996.40        $6.04
    R1  ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.16        $6.11
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00         $998.20        $4.28
    R2  ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.92        $4.33
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00         $998.20        $3.78
    R3  ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.42        $3.82
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00         $999.10        $2.52
    R4  ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.68        $2.55
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,000.90        $1.01
    R5  ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.20        $1.02
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS
10/31/06  (unaudited)
MFS(R) LIFETIME RETIREMENT INCOME FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 98.8%
-------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                       52,313       $   526,795
MFS Government Securities Fund - Class I                           55,778           527,660
MFS Inflation-Adjusted Bond Fund - Class I                         54,485           527,964
MFS Intermediate Investment Grade Bond Fund - Class I              80,241           791,179
MFS Limited Maturity Fund - Class I                               165,121         1,055,120
MFS Money Market Fund                                             527,462           527,462
MFS Research Bond Fund - Class I                                   26,321           263,741
MFS Research Fund - Class I                                        22,338           529,628
MFS Value Fund - Class I                                           19,865           529,602
-------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $5,192,854)                                $ 5,279,151
-------------------------------------------------------------------------------------------

Short-Term Obligations - 1.4%
-------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due
11/01/06, at Amortized Cost and Value (y)                        $ 75,000       $    75,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $5,267,854)                                 $ 5,354,151
-------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                             (10,850)
-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $ 5,343,301
-------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND

Mutual Funds - 98.8%
-------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                       15,691       $   158,007
MFS Government Securities Fund - Class I                           77,704           735,077
MFS Inflation-Adjusted Bond Fund - Class I                         16,372           158,643
MFS Intermediate Investment Grade Bond Fund - Class I             111,741         1,101,763
MFS Limited Maturity Fund - Class I                               229,371         1,465,678
MFS Money Market Fund                                             732,854           732,854
MFS Research Bond Fund - Class I                                   36,685           367,588
MFS Research Fund - Class I                                        42,740         1,013,372
MFS Research International Fund - Class I                          13,809           286,397
MFS Strategic Growth Fund - Class I (a)                            14,072           286,079
MFS Value Fund - Class I                                           37,967         1,012,188
-------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $7,130,693)                                $ 7,317,646
-------------------------------------------------------------------------------------------

Short-Term Obligations - 2.8%
-------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due
11/01/06, at Amortized Cost and Value (y)                        $206,000       $   206,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $7,336,693)                                 $ 7,523,646
-------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.6)%                                            (118,081)
-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $ 7,405,565
-------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2020 FUND

Mutual Funds - 99.6%
-------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                          145,161       $ 1,373,224
MFS High Income Fund - Class I                                    293,724         1,130,837
MFS Intermediate Investment Grade Bond Fund - Class I              49,468           487,756
MFS International New Discovery Fund - Class I                     31,137           881,166
MFS Mid Cap Growth Fund - Class I (a)                             218,743         2,003,684
MFS Mid Cap Value Fund - Class I                                  140,935         2,004,100
MFS Money Market Fund                                             243,792           243,792
MFS Research Bond Fund - Class I                                  225,771         2,262,223
MFS Research Fund - Class I                                       105,115         2,492,286
MFS Research International Fund - Class I                         150,869         3,129,021
MFS Strategic Growth Fund - Class I (a)                           153,914         3,129,072
MFS Value Fund - Class I                                          126,442         3,370,949
-------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $21,603,172)                               $22,508,110
-------------------------------------------------------------------------------------------

Short-Term Obligations - 1.8%
-------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due
11/01/06, at Amortized Cost and Value (y)                        $395,000       $   395,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $21,998,172)                                $22,903,110
-------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.4)%                                            (314,542)
-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $22,588,568
-------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2030 FUND

Mutual Funds - 94.4%
-------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                            7,347       $    69,504
MFS High Income Fund - Class I                                     18,053            69,504
MFS International New Discovery Fund - Class I                     42,843         1,212,449
MFS Mid Cap Growth Fund - Class I (a)                             202,339         1,853,426
MFS Mid Cap Value Fund - Class I                                  130,339         1,853,426
MFS New Discovery Fund - Class I (a)                               29,533           571,473
MFS Research Bond Fund - Class I                                   13,873           139,007
MFS Research Fund - Class I                                        54,069         1,281,976
MFS Research International Fund - Class I                          65,162         1,351,456
MFS Strategic Growth Fund - Class I (a)                           122,696         2,494,402
MFS Value Fund - Class I                                           72,130         1,922,987
-------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $12,160,021)                               $12,819,610
-------------------------------------------------------------------------------------------

Short-term Obligations - 5.6% (y)
-------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 11/01/06             $539,000       $   539,000
General Electric Co., 5.3%, due 11/01/06                          222,000           222,000
-------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                       $   761,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $12,921,021)                                $13,580,610
-------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                  (2,369)
-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $13,578,241
-------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2040 FUND

Mutual Funds - 99.1%
-------------------------------------------------------------------------------------------
ISSUER                                                          SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                     24,985       $   707,064
MFS Mid Cap Growth Fund - Class I (a)                             115,259         1,055,775
MFS Mid Cap Value Fund - Class I                                   74,262         1,056,009
MFS New Discovery Fund - Class I (a)                               18,224           352,631
MFS Research Fund - Class I                                        29,703           704,254
MFS Research International Fund - Class I                          33,965           704,435
MFS Strategic Growth Fund - Class I (a)                            69,283         1,408,529
MFS Value Fund - Class I                                           39,606         1,055,890
-------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $6,695,525)                                $ 7,044,587
-------------------------------------------------------------------------------------------

Short-Term Obligations - 1.8%
-------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due
11/01/06, at Amortized Cost and Value (y)                        $127,000       $   127,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $6,822,525)                                 $ 7,171,587
-------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.9)%                                             (66,810)
-------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                             $ 7,104,777
-------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 10/31/06  (unaudited)

This statement represents each fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

                                                               LIFETIME
                                                             RETIREMENT      LIFETIME       LIFETIME       LIFETIME      LIFETIME
ASSETS                                                      INCOME FUND     2010 FUND      2020 FUND      2030 FUND     2040 FUND
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $5,267,854,
$7,336,693, $21,998,172, $12,921,021 and $6,822,525,
respectively)                                                $5,354,151    $7,523,646    $22,903,110    $13,580,610    $7,171,587
Cash                                                                484           741            223             14           923
Receivable for investments sold                                   8,769        31,290             --             --            --
Receivable for fund shares sold                                  29,937        13,530        150,725         90,081        18,917
Dividends receivable                                             17,371        18,502         24,524          1,181            --
Receivable from investment adviser                               28,298        21,247         27,171         31,059        28,619
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 $5,439,010    $7,608,956    $23,105,753    $13,702,945    $7,220,046
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                              $531           $--            $--            $--           $--
Payable for investments purchased                                89,899       186,126        507,987        117,283       110,669
Payable for fund shares reacquired                                  521        12,727            304            108           170
Payable to affiliates
  Shareholder servicing costs                                       172           159            343            291           198
  Distribution and service fees                                     167           194            603            287           165
  Administrative services fee                                        96            96             96             96            96
  Retirement plan administration and service fees                    36           101            155             82            48
Payable for independent trustees' compensation                      101           135            150             40           128
Accrued expenses and other liabilities                            4,186         3,853          7,547          6,517         3,795
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               $95,709      $203,391       $517,185       $124,704      $115,269
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                   $5,343,301    $7,405,565    $22,588,568    $13,578,241    $7,104,777
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                              $5,262,436    $7,136,387    $21,557,570    $12,987,965    $6,768,525
Unrealized appreciation (depreciation) on investments            86,297       186,953        904,938        659,589       349,062
Accumulated net realized gain (loss) on investments              (6,466)        5,973         37,938        (73,618)       (9,257)
Accumulated net investment income (loss)                          1,034        76,252         88,122          4,305        (3,553)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                   $5,343,301    $7,405,565    $22,588,568    $13,578,241    $7,104,777
---------------------------------------------------------------------------------------------------------------------------------
Net Assets
  Class A                                                    $1,632,028    $2,037,564     $4,579,376     $2,638,322    $1,860,564
  Class B                                                       524,094       455,877      2,161,647        829,659       804,003
  Class C                                                       350,090       317,459        361,568        148,632       140,091
  Class I                                                        53,319       283,861        386,747        742,541       834,913
  Class R1                                                    1,101,159       314,172        967,425        617,409       201,447
  Class R2                                                      101,339       459,312      1,214,089        316,290       272,445
  Class R3                                                    1,423,034     1,704,332      5,732,802      3,043,909     1,386,006
  Class R4                                                      105,156     1,778,753      7,128,727      5,185,014     1,548,762
  Class R5                                                       53,082        54,235         56,187         56,465        56,546
---------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                             $5,343,301    $7,405,565    $22,588,568    $13,578,241    $7,104,777
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                               LIFETIME
                                                             RETIREMENT      LIFETIME       LIFETIME       LIFETIME      LIFETIME
                                                            INCOME FUND     2010 FUND      2020 FUND      2030 FUND     2040 FUND
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  Class A                                                       160,732       189,622        414,926        237,852       167,629
  Class B                                                        51,606        42,683        197,044         75,274        72,859
  Class C                                                        34,462        29,719         32,939         13,480        12,688
  Class I                                                         5,248        26,346         34,915         66,734        74,952
  Class R1                                                      108,466        29,438         88,175         56,003        18,251
  Class R2                                                        9,979        42,919        110,265         28,599        24,598
  Class R3                                                      140,040       159,174        520,596        275,267       125,144
  Class R4                                                       10,354       165,779        645,788        467,969       139,504
  Class R5                                                        5,225         5,039          5,076          5,079         5,080
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                 526,112       690,719      2,049,724      1,226,257       640,705
---------------------------------------------------------------------------------------------------------------------------------

Class A shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets / shares of beneficial interest outstanding)       $10.15        $10.75         $11.04         $11.09        $11.10
---------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                     $10.77        $11.41         $11.71         $11.77        $11.78
---------------------------------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest outstanding)       $10.16        $10.68         $10.97         $11.02        $11.04
---------------------------------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest outstanding)       $10.16        $10.68         $10.98         $11.03        $11.04
---------------------------------------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial
  interest outstanding)                                          $10.16        $10.77         $11.08         $11.13        $11.14
---------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                   $10.15        $10.67         $10.97        $11.02         $11.04
---------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                   $10.16        $10.70         $11.01        $11.06         $11.08
---------------------------------------------------------------------------------------------------------------------------------
Class R3 shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                   $10.16        $10.71         $11.01        $11.06         $11.08
---------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                   $10.16        $10.73         $11.04        $11.08         $11.10
---------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share (net assets / shares of beneficial interest
  outstanding)                                                   $10.16        $10.76         $11.07        $11.12         $11.13
---------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 10/31/06  (unaudited)

This statement describes how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                              LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME       LIFETIME      LIFETIME
                                                            INCOME FUND      2010 FUND     2020 FUND      2030 FUND     2040 FUND
NET INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                     $78,735        $72,305      $111,348        $15,173        $6,302
  Interest                                                        2,351          4,244        10,271         12,514         3,261
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                         $81,086        $76,549      $121,619        $27,687        $9,563
---------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                 $10,612         $9,521       $32,122        $15,620        $9,295
  Shareholder servicing costs                                       696            799         1,588          1,567         1,230
  Administrative services fee                                     8,822          8,823         8,823          8,823         8,823
  Retirement plan administration and services fees                2,477          2,850         9,925          5,386         2,381
  Independent trustees' compensation                                723            702           712            727           723
  Custodian fee                                                   7,112          8,420         9,914          8,931         6,936
  Shareholder communications                                      1,693          2,223         2,480          1,965         2,438
  Auditing fees                                                  15,021         15,022        15,022         15,022        15,022
  Legal fees                                                      1,021          1,022         1,044          1,023           723
  Registration fees                                              41,611         34,887        45,090         42,357        37,631
  Miscellaneous                                                   4,091          4,093         4,122          4,213         4,094
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  $93,879        $88,362      $130,842       $105,634       $89,296
---------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               --            (16)         (164)           (26)          (16)
  Reduction of expenses by investment adviser                   (79,703)       (74,620)      (84,433)       (82,226)      (76,164)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    $14,176        $13,726       $46,245        $23,382       $13,116
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $66,910        $62,823       $75,374         $4,305       $(3,553)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                       $(7,468)         $(554)        $(474)      $(88,196)     $(13,793)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                   $86,255       $165,289      $694,812       $546,002      $226,739
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          $78,787       $164,735      $694,338       $457,806      $212,946
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $145,697       $227,558      $769,712       $462,111      $209,393
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME       LIFETIME      LIFETIME
SIX MONTHS ENDED 10/31/06                                   INCOME FUND      2010 FUND     2020 FUND      2030 FUND     2040 FUND
CHANGE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $66,910        $62,823       $75,374         $4,305       $(3,553)
Net realized gain (loss) on investments                          (7,468)          (554)         (474)       (88,196)      (13,793)
Net unrealized gain (loss) on investments                        86,255        165,289       694,812        546,002       226,739
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $145,697       $227,558      $769,712       $462,111      $209,393
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(22,403)           $--           $--            $--           $--
  Class B                                                        (7,312)            --            --             --            --
  Class C                                                        (4,968)            --            --             --            --
  Class I                                                        (1,042)            --            --             --            --
  Class R1                                                       (4,117)            --            --             --            --
  Class R2                                                       (1,138)            --            --             --            --
  Class R3                                                      (22,927)            --            --             --            --
  Class R4                                                       (1,305)            --            --             --            --
  Class R5                                                       (1,013)            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(66,225)           $--           $--            $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $3,219,193     $5,173,717   $14,180,355    $10,123,446    $4,430,444
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $3,298,665     $5,401,275   $14,950,067    $10,585,557    $4,639,837
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                        2,044,636      2,004,290     7,638,501      2,992,684     2,464,940
At end of period                                             $5,343,301     $7,405,565   $22,588,568    $13,578,241    $7,104,777
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income (loss) included
in net assets at end of period                                   $1,034        $76,252       $88,122         $4,305       $(3,553)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                               LIFETIME
                                                             RETIREMENT       LIFETIME      LIFETIME       LIFETIME      LIFETIME
PERIOD ENDED 4/30/06 (c)                                    INCOME FUND      2010 FUND     2020 FUND      2030 FUND     2040 FUND
CHANGE IN NET ASSETS OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           $20,732        $18,436       $23,426         $1,196        $1,024
Net realized gain (loss) on investments                           1,164          8,409        66,324         25,910        20,541
Net unrealized gain (loss) on investments                            42         21,664       210,126        113,587       122,323
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $21,938        $48,509      $299,876       $140,693      $143,888
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(6,552)         $(781)      $(4,841)       $(1,295)      $(1,878)
  Class B                                                        (3,895)          (359)       (4,609)        (2,096)       (1,753)
  Class C                                                        (1,999)          (284)       (1,235)        (1,286)         (864)
  Class I                                                        (1,243)          (408)       (3,274)        (2,768)       (3,837)
  Class R1                                                       (1,217)          (271)         (650)          (692)         (663)
  Class R2                                                       (1,021)          (315)         (694)          (736)         (707)
  Class R3                                                       (2,268)          (327)       (5,359)        (1,374)       (2,011)
  Class R4                                                       (1,134)        (3,749)      (17,153)        (1,464)       (1,542)
  Class R5                                                       (1,216)          (395)         (775)          (817)         (788)
From net realized gain on investments
  Class A                                                           $--            $--           $--            $--          $(94)
  Class B                                                            --             --            --             --           (94)
  Class C                                                            --             --            --             --           (49)
  Class I                                                            --             --            --             --          (186)
  Class R1                                                           --             --            --             --           (39)
  Class R2                                                           --             --            --             --           (39)
  Class R3                                                           --             --            --             --          (104)
  Class R4                                                           --             --            --             --           (78)
  Class R5                                                           --             --            --             --           (39)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(20,545)       $(6,889)     $(38,590)      $(12,528)     $(14,765)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $2,043,243     $1,962,670    $7,377,215     $2,864,519    $2,335,817
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $2,044,636     $2,004,290    $7,638,501     $2,992,684    $2,464,940
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At end of period                                             $2,044,636     $2,004,290    $7,638,501     $2,992,684    $2,464,940
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
in net assets at end of period                                     $349        $13,429       $12,748            $--           $--
---------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the funds' investment operations, September 29, 2005, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          CLASS A                    CLASS B                    CLASS C
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.00       $10.00        $10.00       $10.00        $10.00       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.19        $0.24         $0.16        $0.20         $0.15        $0.19
  Net realized and unrealized gain (loss)
  on investments                                    0.15        (0.02)(g)      0.16        (0.01)(g)      0.17         0.00(w)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.34        $0.22         $0.32        $0.19         $0.32        $0.19
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.19)      $(0.22)       $(0.16)      $(0.19)       $(0.16)      $(0.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.15       $10.00        $10.16       $10.00        $10.16       $10.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                             3.43(n)      2.27(n)       3.20(n)      1.88(n)       3.20(n)      1.88(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.53(a)     14.17(a)       5.09(a)     14.82(a)       5.09(a)     14.82(a)
Expenses after expense reductions (f)(h)            0.45(a)      0.45(a)       1.10(a)      1.10(a)       1.10(a)      1.10(a)
Net investment income                               3.78(a)      3.87(a)       3.14(a)      3.21(a)       3.12(a)      3.14(a)
Portfolio turnover                                     9           14             9           14             9           14
Net assets at end of period (000 Omitted)         $1,632         $724          $524         $367          $350         $379
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED
                                                          CLASS I                   CLASS R1                     CLASS R2
                                                 ------------------------   ------------------------   ---------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED       YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06     4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.00       $10.00        $10.00       $10.00        $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.21        $0.25         $0.16        $0.18         $0.17        $0.20
  Net realized and unrealized gain (loss)
  on investments                                    0.16        (0.01)(g)      0.14         0.00(w)       0.16        (0.00)(g)(w)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.37        $0.24         $0.30        $0.18         $0.33        $0.20
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.21)      $(0.24)       $(0.15)      $(0.18)       $(0.17)      $(0.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.16       $10.00        $10.15       $10.00        $10.16       $10.00
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                3.72(n)      2.48(n)       3.05(n)      1.82(n)        3.33(n)      2.03(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.08(a)     13.82(a)      6.72(a)     15.02(a)        5.21(a)     14.72(a)
Expenses after expense reductions (f)(h)            0.10(a)      0.10(a)      1.20(a)      1.20(a)        0.85(a)      0.85(a)
Net investment income                               4.14(a)      4.24(a)      3.05(a)      3.15(a)        3.40(a)      3.49(a)
Portfolio turnover                                     9           14            9           14              9           14
Net assets at end of period (000 Omitted)            $53          $51       $1,101         $127           $101          $51
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                         CLASS R3                     CLASS R4                   CLASS R5
                                                 ------------------------   ---------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED        YEAR ENDED       ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06      4/30/06(c)      10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                   (UNAUDITED)

Net asset value, beginning of period              $10.00       $10.00        $10.00       $10.00           $10.00       $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.20        $0.20         $0.18        $0.22            $0.20        $0.24
  Net realized and unrealized gain (loss)
  on investments                                    0.13         0.01          0.17        (0.00)(g)(w)      0.16         0.00(w)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.33        $0.21         $0.35        $0.22            $0.36        $0.24
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.17)      $(0.21)       $(0.19)      $(0.22)          $(0.20)      $(0.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.16       $10.00        $10.16       $10.00           $10.16       $10.00
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                3.38(n)      2.09(n)       3.51(n)      2.24(n)          3.66(n)      2.42(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.82(a)     14.57(a)       4.68(a)     14.22(a)          4.17(a)     13.92(a)
Expenses after expense reductions (f)(h)            0.75(a)      0.75(a)       0.50(a)      0.50(a)          0.20(a)      0.20(a)
Net investment income                               3.50(a)      3.54(a)       3.77(a)      3.84(a)          4.03(a)      4.14(a)
Portfolio turnover                                     9           14             9           14                9           14
Net assets at end of period (000 Omitted)         $1,423         $241          $105          $53              $53          $51
----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          CLASS A                    CLASS B                    CLASS C
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.39       $10.00        $10.37       $10.00        $10.37       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.16        $0.18         $0.13        $0.14         $0.13        $0.14
  Net realized and unrealized gain (loss)
  on investments                                    0.20         0.29          0.18         0.29          0.18         0.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.36        $0.47         $0.31        $0.43         $0.31        $0.43
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.08)          $--       $(0.06)          $--       $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.75       $10.39        $10.68       $10.37        $10.68       $10.37
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                             3.46(n)      4.67(n)       2.99(n)      4.32(n)       2.99(n)      4.28(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           3.82(a)     13.57(a)       4.48(a)     14.22(a)       4.46(a)     14.22(a)
Expenses after expense reductions (f)(h)            0.45(a)      0.45(a)       1.10(a)      1.10(a)       1.10(a)      1.10(a)
Net investment income                               3.05(a)      2.96(a)       2.43(a)      2.32(a)       2.45(a)      2.33(a)
Portfolio turnover                                    10            3            10            3            10            3
Net assets at end of period (000 Omitted)         $2,038         $468          $456         $138          $317          $96
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                          CLASS I                   CLASS R1                     CLASS R2
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.41       $10.00        $10.37       $10.00        $10.38       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.18        $0.22         $0.12        $0.13         $0.13        $0.15
  Net realized and unrealized gain (loss)
  on investments                                    0.18         0.27          0.18         0.29          0.19         0.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.36        $0.49         $0.30        $0.42         $0.32        $0.44
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.08)          $--       $(0.05)          $--       $(0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.77       $10.41        $10.67       $10.37        $10.70       $10.38
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                3.46(n)      4.94(n)       2.89(n)      4.26(n)       3.08(n)      4.45(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           3.70(a)     13.22(a)       4.65(a)     14.42(a)       4.54(a)     14.12(a)
Expenses after expense reductions (f)(h)            0.10(a)      0.10(a)       1.20(a)      1.20(a)       0.85(a)      0.85(a)
Net investment income                               3.38(a)      3.26(a)       2.40(a)      2.21(a)       2.65(a)      2.58(a)
Portfolio turnover                                    10            3            10            3            10            3
Net assets at end of period (000 Omitted)           $284         $264          $314          $86          $459          $90
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                         CLASS R3                   CLASS R4                   CLASS R5
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.38       $10.00        $10.39       $10.00        $10.40       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.16        $0.14         $0.15        $0.22         $0.17        $0.19
  Net realized and unrealized gain (loss)
  on investments                                    0.17         0.31          0.19         0.25          0.19         0.29
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.33        $0.45         $0.34        $0.47         $0.36        $0.48
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.07)          $--       $(0.08)          $--       $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.71       $10.38        $10.73       $10.39        $10.76       $10.40
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                3.18(n)      4.47(n)       3.27(n)      4.71(n)       3.46(n)      4.81(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.27(a)     13.97(a)       3.86(a)     13.62(a)       3.81(a)     13.32(a)
Expenses after expense reductions (f)(h)            0.75(a)      0.75(a)       0.50(a)      0.50(a)       0.20(a)      0.20(a)
Net investment income                               2.80(a)      2.71(a)       3.05(a)      3.08(a)       3.28(a)      3.22(a)
Portfolio turnover                                    10            3            10            3            10            3
Net assets at end of period (000 Omitted)         $1,704         $261        $1,779         $549           $54          $52
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          CLASS A                    CLASS B                    CLASS C
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.85       $10.00        $10.82       $10.00        $10.83       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.07        $0.08         $0.03        $0.06         $0.03        $0.06
  Net realized and unrealized gain (loss)
  on investments                                    0.12         0.92          0.12         0.90          0.12         0.91
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.19        $1.00         $0.15        $0.96         $0.15        $0.97
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.15)          $--       $(0.14)          $--       $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.04       $10.85        $10.97       $10.82        $10.98       $10.83
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                             1.75(n)     10.14(n)       1.39(n)      9.71(n)       1.39(n)      9.79(n)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           1.65(a)      5.30(a)       2.29(a)      5.95(a)       2.27(a)      5.95(a)
Expenses after expense reductions (f)(h)            0.45(a)      0.45(a)       1.10(a)      1.10(a)       1.10(a)      1.10(a)
Net investment income                               1.26(a)      1.34(a)       0.63(a)      0.84(a)       0.63(a)      0.96(a)
Portfolio turnover                                     8            4             8            4             8            4
Net assets at end of period (000 Omitted)         $4,579       $2,718        $2,162       $1,009          $362         $143
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                          CLASS I                   CLASS R1                     CLASS R2
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.87       $10.00        $10.83       $10.00        $10.85       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.09        $0.10         $0.03        $0.04         $0.05        $0.07
  Net realized and unrealized gain (loss)
  on investments                                    0.12         0.93          0.11         0.92          0.11         0.92
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.21        $1.03         $0.14        $0.96         $0.16        $0.99
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.16)          $--       $(0.13)          $--       $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.08       $10.87        $10.97       $10.83        $11.01       $10.85
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                1.93(n)     10.38(n)       1.29(n)      9.68(n)       1.47(n)      9.97(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           1.30(a)      4.95(a)       2.48(a)      6.14(a)       2.17(a)      5.85(a)
Expenses after expense reductions (f)(h)            0.10(a)      0.10(a)       1.20(a)      1.20(a)       0.85(a)      0.85(a)
Net investment income                               1.61(a)      1.60(a)       0.53(a)      0.58(a)       0.92(a)      1.19(a)
Portfolio turnover                                     8            4             8            4             8            4
Net assets at end of period (000 Omitted)           $387         $324          $967         $549        $1,214          $90
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                         CLASS R3                   CLASS R4                   CLASS R5
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $10.84       $10.00        $10.86       $10.00        $10.87       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.05        $0.08         $0.07        $0.12        $0.08         $0.11
  Net realized and unrealized gain (loss)
  on investments                                    0.12         0.91          0.11         0.89         0.12          0.91
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.17        $0.99         $0.18        $1.01        $0.20         $1.02
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.15)          $--       $(0.15)         $--        $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.01       $10.84        $11.04       $10.86       $11.07        $10.87
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                1.57(n)      9.99(n)       1.66(n)     10.24(n)      1.84(n)      10.35(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           2.01(a)      5.69(a)       1.65(a)      5.35(a)      1.40(a)       5.05(a)
Expenses after expense reductions (f)(h)            0.75(a)      0.75(a)       0.50(a)      0.50(a)      0.20(a)       0.20(a)
Net investment income                               1.01(a)      1.28(a)       1.29(a)      1.63(a)      1.50(a)       1.87(a)
Portfolio turnover                                     8            4             8            4            8             4
Net assets at end of period (000 Omitted)         $5,733       $1,271        $7,129       $1,480          $56           $55
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          CLASS A                    CLASS B                    CLASS C
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $11.10       $10.00        $11.07       $10.00        $11.08       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.01        $0.01        $(0.02)      $(0.03)       $(0.02)      $(0.01)
  Net realized and unrealized gain (loss)
  on investments                                   (0.02)        1.25         (0.03)        1.25         (0.03)        1.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.01)       $1.26        $(0.05)       $1.22        $(0.05)       $1.23
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.16)          $--       $(0.15)          $--       $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.09       $11.10        $11.02       $11.07        $11.03       $11.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                            (0.09)(n)    12.73(n)      (0.45)(n)    12.36(n)      (0.45)(n)    12.39(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           2.72(a)     11.40(a)       3.23(a)     12.05(a)       3.30(a)     12.05(a)
Expenses after expense reductions (f)(h)            0.45(a)      0.45(a)       1.10(a)      1.10(a)       1.10(a)      1.10(a)
Net investment income                               0.23(a)      0.20(a)      (0.40)(a)    (0.41)a)      (0.46)(a)    (0.13)(a)
Portfolio turnover                                    22            4            22            4            22            4
Net assets at end of period (000 Omitted)         $2,638         $686          $830         $382          $149         $114
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                          CLASS I                   CLASS R1                     CLASS R2
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $11.12       $10.00        $11.08       $10.00        $11.09       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.03        $0.04        $(0.03)      $(0.03)       $(0.01)       $0.00(w)
  Net realized and unrealized gain (loss)
  on investments                                   (0.02)        1.25         (0.03)        1.25         (0.02)        1.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.01        $1.29        $(0.06)       $1.22        $(0.03)       $1.24
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.17)          $--       $(0.14)          $--       $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.13       $11.12        $11.02       $11.08        $11.06       $11.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                0.09(n)     12.99(n)      (0.54)(n)    12.29(n)      (0.27)(n)    12.49(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           2.32(a)     11.05(a)       3.52(a)     12.25(a)       3.05(a)     11.95(a)
Expenses after expense reductions (f)(h)            0.10(a)      0.10(a)       1.20(a)      1.20(a)       0.85(a)      0.85(a)
Net investment income                               0.55(a)      0.67(a)      (0.52)(a)    (0.49)(a)     (0.18)(a)     0.05(a)
Portfolio turnover                                    22            4            22            4            22            4
Net assets at end of period (000 Omitted)           $743         $701          $617         $306          $316          $62
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                          CLASS R3                   CLASS R4                   CLASS R5
                                                 --------------------------   ------------------------   ------------------------
                                                   SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                     ENDED       YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                    10/31/06     4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                  (UNAUDITED)                 (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period             $11.09          $10.00        $11.10       $10.00        $11.12       $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $(0.00)(w)       $0.01         $0.02        $0.02         $0.02        $0.04
  Net realized and unrealized gain (loss)
  on investments                                  (0.03)           1.23         (0.04)        1.24         (0.02)        1.24
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $(0.03)          $1.24        $(0.02)       $1.26           $--        $1.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $--          $(0.15)          $--       $(0.16)          $--       $(0.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $11.06          $11.09        $11.08       $11.10        $11.12       $11.12
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                              (0.27)(n)       12.56(n)      (0.18)(n)    12.72(n)       0.00(n)     12.97(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)          3.00(a)        11.80(a)       2.53(a)     11.45(a)       2.41(a)     11.15(a)
Expenses after expense reductions (f)(h)           0.75(a)         0.75(a)       0.50(a)      0.50(a)       0.20(a)      0.20(a)
Net investment income                             (0.00)(a)(w)     0.10(a)       0.33(a)      0.33(a)       0.45(a)      0.71(a)
Portfolio turnover                                   22               4            22            4            22            4
Net assets at end of period (000 Omitted)        $3,044            $331        $5,185         $354           $56          $56
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount and ratio was less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          CLASS A                    CLASS B                    CLASS C
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $11.10       $10.00        $11.08       $10.00        $11.08       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.00)(w)    $0.01        $(0.03)      $(0.03)       $(0.03)      $(0.02)
  Net realized and unrealized gain (loss)
  on investments                                   (0.00)(w)     1.26         (0.01)        1.27         (0.01)        1.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.00)(w)    $1.27        $(0.04)       $1.24        $(0.04)       $1.23
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.16)          $--       $(0.15)          $--       $(0.14)
  From net realized gain on investments               --        (0.01)           --        (0.01)           --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $--       $(0.17)          $--       $(0.16)          $--       $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.10       $11.10        $11.04       $11.08        $11.04       $11.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                             0.00(n)     12.76(n)      (0.36)(n)    12.45(n)      (0.36)(n)    12.38(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.21(a)     11.32(a)       4.57(a)     11.97(a)       4.56(a)     11.97(a)
Expenses after expense reductions (f)(h)            0.45(a)      0.45(a)       1.10(a)      1.10(a)       1.10(a)      1.10(a)
Net investment income (loss)                       (0.03)(a)     0.10(a)      (0.64)(a)    (0.45)(a)    (0.65)(a)     (0.26)(a)
Portfolio turnover                                     6           33             6           33             6           33
Net assets at end of period (000 Omitted)         $1,861         $599          $804         $466          $140          $86
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                          CLASS I                   CLASS R1                     CLASS R2
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $11.12       $10.00        $11.08       $10.00        $11.10       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $0.02        $0.04        $(0.04)      $(0.03)       $(0.02)       $0.00(w)
  Net realized and unrealized gain (loss)
  on investments                                   (0.00)(w)     1.25         (0.00)(w)     1.25         (0.00)(w)     1.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.02        $1.29        $(0.04)       $1.22        $(0.02)       $1.25
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.16)          $--       $(0.13)          $--       $(0.14)
  From net realized gain on investments               --        (0.01)           --        (0.01)           --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $--       $(0.17)          $--       $(0.14)          $--       $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.14       $11.12        $11.04       $11.08        $11.08       $11.10
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                0.18(n)     13.01(n)      (0.36)(n)    12.31(n)      (0.18)(n)    12.61(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           3.58(a)     10.97(a)       4.74(a)     12.17(a)       4.47(a)     11.87(a)
Expenses after expense reductions (f)(h)            0.10(a)      0.10(a)       1.20(a)      1.20(a)       0.85(a)      0.85(a)
Net investment income (loss)                        0.34(a)      0.62(a)      (0.75)(a)    (0.42)(a)     (0.36)(a)      0.02(a)
Portfolio turnover                                     6           33             6           33             6           33
Net assets at end of period (000 Omitted)           $835         $582          $201         $127          $272          $56
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED


                                                         CLASS R3                   CLASS R4                   CLASS R5
                                                 ------------------------   ------------------------   ------------------------
                                                  SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                    ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                   10/31/06    4/30/06(c)     10/31/06    4/30/06(c)     10/31/06    4/30/06(c)
                                                 (UNAUDITED)                (UNAUDITED)                (UNAUDITED)

Net asset value, beginning of period              $11.10       $10.00        $11.11       $10.00        $11.12       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $(0.02)       $0.01        $(0.00)(w)    $0.03         $0.01        $0.04
  Net realized and unrealized gain (loss)
  on investments                                   (0.00)(w)     1.25         (0.01)        1.24         (0.00)(w)     1.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.02)       $1.26        $(0.01)       $1.27         $0.01        $1.29
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--       $(0.15)          $--       $(0.15)          $--       $(0.16)
  From net realized gain on investments               --        (0.01)           --        (0.01)           --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $--       $(0.16)          $--       $(0.16)          $--       $(0.17)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.08       $11.10        $11.10       $11.11        $11.13       $11.12
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                               (0.18)(n)    12.70(n)      (0.09)(n)    12.84(n)       0.09(n)     12.99(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)           4.27(a)     11.72(a)       4.08(a)     11.37(a)       3.65(a)     11.07(a)
Expenses after expense reductions (f)(h)            0.75(a)      0.75(a)       0.50(a)      0.50(a)       0.20(a)      0.20(a)
Net investment income (loss)                       (0.29)(a)     0.08(a)      (0.01)(a)     0.38(a)       0.24(a)      0.67(a)
Portfolio turnover                                     6           33             6           33             6           33
Net assets at end of period (000 Omitted)         $1,386         $323        $1,549         $169           $57          $56
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund's foreign equity securities may often be valued at fair value. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended October 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, short-term capital gain distributions received from underlying funds, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            MFS LIFETIME
                                                              RETIREMENT   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME
4/30/06                                                      INCOME FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND

Ordinary income (including any short-term capital gains)         $20,545         $6,889        $38,590        $12,044        $14,043
Long-term capital gain                                                --             --             --            484            722
------------------------------------------------------------------------------------------------------------------------------------
                                                                 $20,545         $6,889        $38,590        $12,528        $14,765

The federal tax cost and the tax basis components of distributable earnings were as follows:

AS OF 10/31/06                                MFS LIFETIME
                                                RETIREMENT   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME
                                               INCOME FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND
Cost of investments                             $5,269,586     $7,337,000    $22,001,587    $12,921,681     $6,833,542
----------------------------------------------------------------------------------------------------------------------
Gross appreciation                                 $85,424       $186,646       $901,523       $658,929       $338,045
Gross depreciation                                    (859)            --             --             --             --
Net unrealized appreciation (depreciation)         $84,565       $186,646       $901,523       $658,929       $338,045

AS OF 4/30/06
Undistributed ordinary income                       $5,354        $13,429        $12,748            $--           $319
Undistributed long-term capital gain                 2,734          6,834         41,827         15,238         15,234
Other temporary differences                         (5,005)            --             --             --             --
Net unrealized appreciation (depreciation)          (1,690)        21,357        206,711        112,927        111,306

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund all shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. For all other funds all shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the funds' Board of Trustees. For the six months ended October 31, 2006, this reduction amounted to the following amounts for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
         $78,852         $73,888         $81,870         $80,888         $75,500

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of each fund.

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
          $1,225          $2,105          $2,630          $3,883          $1,486

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:
                                                                      CLASS A
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE
MFS Lifetime Retirement Income Fund           0.10%       0.25%           0.35%        0.35%          $2,083
MFS Lifetime 2010 Fund                        0.10%       0.25%           0.35%        0.35%           1,894
MFS Lifetime 2020 Fund                        0.10%       0.25%           0.35%        0.35%           5,905
MFS Lifetime 2030 Fund                        0.10%       0.25%           0.35%        0.35%           2,371
MFS Lifetime 2040 Fund                        0.10%       0.25%           0.35%        0.35%           1,545

                                                                      CLASS B
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund           0.75%       0.25%           1.00%        1.00%          $2,351
MFS Lifetime 2010 Fund                        0.75%       0.25%           1.00%        1.00%           1,593
MFS Lifetime 2020 Fund                        0.75%       0.25%           1.00%        1.00%           7,357
MFS Lifetime 2030 Fund                        0.75%       0.25%           1.00%        1.00%           2,953
MFS Lifetime 2040 Fund                        0.75%       0.25%           1.00%        1.00%           2,980

                                                                      CLASS C
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund           0.75%       0.25%           1.00%        1.00%          $1,605
MFS Lifetime 2010 Fund                        0.75%       0.25%           1.00%        1.00%           1,135
MFS Lifetime 2020 Fund                        0.75%       0.25%           1.00%        1.00%           1,190
MFS Lifetime 2030 Fund                        0.75%       0.25%           1.00%        1.00%             708
MFS Lifetime 2040 Fund                        0.75%       0.25%           1.00%        1.00%             579

                                                                      CLASS R1
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund           0.50%       0.25%           0.75%        0.75%          $1,034
MFS Lifetime 2010 Fund                        0.50%       0.25%           0.75%        0.75%             634
MFS Lifetime 2020 Fund                        0.50%       0.25%           0.75%        0.75%           3,108
MFS Lifetime 2030 Fund                        0.50%       0.25%           0.75%        0.75%           1,580
MFS Lifetime 2040 Fund                        0.50%       0.25%           0.75%        0.75%             644

                                                                      CLASS R2
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund           0.25%       0.25%           0.50%        0.50%            $170
MFS Lifetime 2010 Fund                        0.25%       0.25%           0.50%        0.50%             468
MFS Lifetime 2020 Fund                        0.25%       0.25%           0.50%        0.50%           1,184
MFS Lifetime 2030 Fund                        0.25%       0.25%           0.50%        0.50%             580
MFS Lifetime 2040 Fund                        0.25%       0.25%           0.50%        0.50%             307

                                                                      CLASS R3
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund           0.25%       0.25%           0.50%        0.50%          $3,280
MFS Lifetime 2010 Fund                        0.25%       0.25%           0.50%        0.50%           2,514
MFS Lifetime 2020 Fund                        0.25%       0.25%           0.50%        0.50%           8,872
MFS Lifetime 2030 Fund                        0.25%       0.25%           0.50%        0.50%           4,722
MFS Lifetime 2040 Fund                        0.25%       0.25%           0.50%        0.50%           2,376

                                                                      CLASS R4
                                       ---------------------------------------------------------------------
                                                                          TOTAL       ANNUAL    DISTRIBUTION
                                       DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                                           FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

MFS Lifetime Retirement Income Fund              --       0.25%           0.25%        0.25%             $89
MFS Lifetime 2010 Fund                           --       0.25%           0.25%        0.25%           1,283
MFS Lifetime 2020 Fund                           --       0.25%           0.25%        0.25%           4,506
MFS Lifetime 2030 Fund                           --       0.25%           0.25%        0.25%           2,706
MFS Lifetime 2040 Fund                           --       0.25%           0.25%        0.25%             864

                                       MFS LIFETIME
                                         RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
                                        INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
Total Distributions and Service Fees        $10,612          $9,521         $32,122         $15,620          $9,295

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    October 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2006, were as follows:

        MFS LIFETIME
          RETIREMENT   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME
         INCOME FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND
Class A          $--            $--         $2,611            $--            $1
Class B          $--            $40           $580           $164          $227
Class C          $25            $16            $32           $106          $101

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of each fund. For the six months ended October 31, 2006, these costs amounted to the following:

        MFS LIFETIME
          RETIREMENT MFS LIFETIME MFS LIFETIME MFS LIFETIME MFS LIFETIME INCOME FUND 2010 FUND 2020 FUND 2030 FUND 2040 FUND
                $397           $396           $787           $751           $600

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended October 31, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

        MFS LIFETIME
          RETIREMENT MFS LIFETIME MFS LIFETIME FS LIFETIME MFS LIFETIME INCOME FUND 2010 FUND 2020 FUND 2030 FUND 2040 FUND
             0.4614%        0.4065%        0.1265%        0.2340%        0.4136%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended

October 31, 2006, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                           CLASS R1
                                             -----------------------------------
                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                             FEE RATE        RATE(g)      AMOUNT
MFS Lifetime Retirement Income Fund             0.45%          0.35%        $620
MFS Lifetime 2010 Fund                          0.45%          0.35%         381
MFS Lifetime 2020 Fund                          0.45%          0.35%       1,865
MFS Lifetime 2030 Fund                          0.45%          0.35%         945
MFS Lifetime 2040 Fund                          0.45%          0.35%         387

                                                           CLASS R2
                                             -----------------------------------
                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                             FEE RATE        RATE(g)      AMOUNT
MFS Lifetime Retirement Income Fund             0.40%          0.25%       $138
MFS Lifetime 2010 Fund                          0.40%          0.25%        377
MFS Lifetime 2020 Fund                          0.40%          0.25%        947
MFS Lifetime 2030 Fund                          0.40%          0.25%        465
MFS Lifetime 2040 Fund                          0.40%          0.25%        248

                                                           CLASS R3
                                             -----------------------------------
                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                             FEE RATE        RATE(g)      AMOUNT
MFS Lifetime Retirement Income Fund             0.25%          0.15%      $1,640
MFS Lifetime 2010 Fund                          0.25%          0.15%       1,279
MFS Lifetime 2020 Fund                          0.25%          0.15%       4,404
MFS Lifetime 2030 Fund                          0.25%          0.15%       2,343
MFS Lifetime 2040 Fund                          0.25%          0.15%       1,195

                                                           CLASS R4
                                             -----------------------------------
                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                             FEE RATE           RATE      AMOUNT
MFS Lifetime Retirement Income Fund             0.15%          0.15%         $53
MFS Lifetime 2010 Fund                          0.15%          0.15%         787
MFS Lifetime 2020 Fund                          0.15%          0.15%       2,682
MFS Lifetime 2030 Fund                          0.15%          0.15%       1,606
MFS Lifetime 2040 Fund                          0.15%          0.15%         524

                                                           CLASS R5
                                             -----------------------------------
                                                              ANNUAL
                                                           EFFECTIVE       TOTAL
                                             FEE RATE           RATE      AMOUNT
MFS Lifetime Retirement Income Fund             0.10%          0.10%         $26
MFS Lifetime 2010 Fund                          0.10%          0.10%          26
MFS Lifetime 2020 Fund                          0.10%          0.10%          27
MFS Lifetime 2030 Fund                          0.10%          0.10%          27
MFS Lifetime 2040 Fund                          0.10%          0.10%          27

TOTAL RETIREMENT PLAN ADMINISTRATION AND SERVICES FEES

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
          $2,477          $2,850          $9,925          $5,386          $2,381

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended October 31, 2006, this waiver amounted to the following and is reflected as a reduction of total expenses in the Statement of Operations:

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
            $842            $722          $2,531          $1,321            $654

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended October 31, 2006, the fees paid to Tarantino LLC amounted to the following:

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
              $9             $10             $32             $17             $10

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

    MFS LIFETIME
      RETIREMENT    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME    MFS LIFETIME
     INCOME FUND       2010 FUND       2020 FUND       2030 FUND       2040 FUND
              $9             $10             $32             $17             $10

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds, within the MFS Family of Funds, were as follows:

          MFS LIFETIME
            RETIREMENT  MFS LIFETIME   MFS LIFETIME   MFS LIFETIME  MFS LIFETIME
           INCOME FUND     2010 FUND      2020 FUND      2030 FUND     2040 FUND

Purchases   $3,470,743    $5,590,167    $15,021,147    $10,988,250    $4,590,020
--------------------------------------------------------------------------------
Sales         $337,769      $448,831       $855,870     $1,639,150      $243,016
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

MFS(R) LIFETIME RETIREMENT INCOME FUND

                                      SIX MONTHS ENDED 10/31/06     YEAR ENDED 4/30/06(c)
                                        SHARES         AMOUNT        SHARES      AMOUNT
Shares sold
    Class A                             87,764         $873,121      71,702      $715,408
    Class B                             16,633          164,741      36,355       363,854
    Class C                              9,851           98,311      37,691       376,725
    Class I                                 17              173       5,000        50,030
    Class R1                           186,727        1,882,293      12,802       128,015
    Class R2                             6,152           61,649       5,000        50,030
    Class R3                           126,290        1,260,493      33,990       339,959
    Class R4                             4,894           49,037       5,214        52,171
    Class R5                                --               --       5,000        50,030
-----------------------------------------------------------------------------------------
                                       438,328       $4,389,818     212,754    $2,126,222

Shares issued to shareholders in
reinvestment of distributions
    Class A                              2,119          $21,224         656        $6,550
    Class B                                701            7,020         380         3,790
    Class C                                372            3,723         171         1,706
    Class I                                107            1,042         124         1,236
    Class R1                               408            4,110         121         1,206
    Class R2                               115            1,138         102         1,014
    Class R3                             2,274           22,857         214         2,143
    Class R4                               133            1,305         113         1,126
    Class R5                               104            1,013         121         1,209
-----------------------------------------------------------------------------------------
                                         6,333          $63,432       2,002       $19,980

Shares reacquired
    Class A                             (1,509)        $(15,096)         --           $--
    Class B                             (2,461)         (24,344)         (2)          (15)
    Class C                            (13,621)        (134,984)         (2)          (15)
    Class R1                           (91,400)        (921,260)       (192)       (1,917)
    Class R2                            (1,390)         (13,795)         --            --
    Class R3                           (12,599)        (124,578)    (10,129)     (101,012)
-----------------------------------------------------------------------------------------
                                      (122,980)     $(1,234,057)    (10,325)    $(102,959)

Net change
    Class A                             88,374         $879,249      72,358      $721,958
    Class B                             14,873          147,417      36,733       367,629
    Class C                             (3,398)         (32,950)     37,860       378,416
    Class I                                124            1,215       5,124        51,266
    Class R1                            95,735          965,143      12,731       127,304
    Class R2                             4,877           48,992       5,102        51,044
    Class R3                           115,965        1,158,772      24,075       241,090
    Class R4                             5,027           50,342       5,327        53,297
    Class R5                               104            1,013       5,121        51,239
-----------------------------------------------------------------------------------------
                                       321,681       $3,219,193     204,431    $2,043,243

(c) For the period from the commencement of the fund's investment operations, September
    29, 2005, through the stated period end.

MFS(R) LIFETIME 2010 FUND

                                      SIX MONTHS ENDED 10/31/06     YEAR ENDED 4/30/06(c)
                                        SHARES         AMOUNT        SHARES      AMOUNT
Shares sold
    Class A                            153,895       $1,605,969      44,951      $459,461
    Class B                             29,640          304,124      13,486       137,304
    Class C                             21,583          221,083       9,201        93,225
    Class I                                981           10,180      25,366       257,291
    Class R1                            22,687          234,795       8,222        83,117
    Class R2                            36,411          381,881      12,329       125,897
    Class R3                           195,538        2,037,950      26,212       268,562
    Class R4                           133,722        1,393,513      52,530       532,643
    Class R5                                --               --       5,000        50,116
-----------------------------------------------------------------------------------------
                                       594,457       $6,189,495     197,297    $2,007,616

Shares issued to shareholders in
reinvestment of distributions
    Class A                                 --              $--          77          $781
    Class B                                 --               --          36           359
    Class C                                 --               --          28           284
    Class I                                 --               --          40           408
    Class R1                                --               --          27           271
    Class R2                                --               --          31           315
    Class R3                                --               --          32           327
    Class R4                                --               --         371         3,749
    Class R5                                --               --          39           395
-----------------------------------------------------------------------------------------
                                            --              $--         681        $6,889

Shares reacquired
    Class A                             (9,301)        $(96,731)         --           $--
    Class B                               (235)          (2,442)       (244)       (2,472)
    Class C                             (1,093)         (11,389)         --            --
    Class I                                (41)            (424)         --            --
    Class R1                            (1,498)         (15,798)         --            --
    Class R2                            (2,188)         (22,767)     (3,664)      (37,891)
    Class R3                           (61,490)        (646,549)     (1,118)      (11,472)
    Class R4                           (20,844)        (219,678)         --            --
-----------------------------------------------------------------------------------------
                                       (96,690)     $(1,015,778)     (5,026)     $(51,835)

Net change
    Class A                            144,594       $1,509,238      45,028      $460,242
    Class B                             29,405          301,682      13,278       135,191
    Class C                             20,490          209,694       9,229        93,509
    Class I                                940            9,756      25,406       257,699
    Class R1                            21,189          218,997       8,249        83,388
    Class R2                            34,223          359,114       8,696        88,321
    Class R3                           134,048        1,391,401      25,126       257,417
    Class R4                           112,878        1,173,835      52,901       536,392
    Class R5                                --               --       5,039        50,511
-----------------------------------------------------------------------------------------
                                       497,767       $5,173,717     192,952    $1,962,670

(c) For the period from the commencement of the fund's investment operations, September
    29, 2005, through the stated period end.

MFS(R) LIFETIME 2020 FUND

                                      SIX MONTHS ENDED 10/31/06     YEAR ENDED 4/30/06(c)
                                        SHARES         AMOUNT        SHARES      AMOUNT
Shares sold
    Class A                             255,086      $2,728,428     266,782    $2,826,407
    Class B                             112,117       1,180,284      93,083       964,228
    Class C                              22,976         244,788      13,049       134,132
    Class I                               5,104          54,094      29,490       305,076
    Class R1                             51,823         549,472      50,609       533,361
    Class R2                            105,414       1,118,968      11,352       118,843
    Class R3                            462,831       4,847,182     118,802     1,247,921
    Class R4                            572,552       6,052,170     134,660     1,393,818
    Class R5                                 --              --       5,000        50,322
-----------------------------------------------------------------------------------------
                                      1,587,903     $16,775,386     722,827    $7,574,108

Shares issued to shareholders in
reinvestment of distributions
    Class A                                  --             $--         462        $4,714
    Class B                                  --              --         452         4,609
    Class C                                  --              --         121         1,235
    Class I                                  --              --         321         3,274
    Class R1                                 --              --          64           650
    Class R2                                 --              --          68           694
    Class R3                                 --              --         526         5,359
    Class R4                                 --              --       1,680        17,153
    Class R5                                 --              --          76           775
-----------------------------------------------------------------------------------------
                                             --             $--       3,770       $38,463

Shares reacquired
    Class A                             (90,647)      $(983,956)    (16,757)    $(175,479)
    Class B                              (8,313)        (87,400)       (295)       (3,134)
    Class C                              (3,205)        (34,717)         (2)          (15)
    Class R1                            (14,321)       (154,514)         --            --
    Class R2                             (3,419)        (37,035)     (3,150)      (33,987)
    Class R3                            (59,423)       (624,382)     (2,140)      (22,741)
    Class R4                            (63,104)       (673,027)         --            --
-----------------------------------------------------------------------------------------
                                       (242,432)    $(2,595,031)    (22,344)    $(235,356)

Net change
    Class A                             164,439      $1,744,472     250,487    $2,655,642
    Class B                             103,804       1,092,884      93,240       965,703
    Class C                              19,771         210,071      13,168       135,352
    Class I                               5,104          54,094      29,811       308,350
    Class R1                             37,502         394,958      50,673       534,011
    Class R2                            101,995       1,081,933       8,270        85,550
    Class R3                            403,408       4,222,800     117,188     1,230,539
    Class R4                            509,448       5,379,143     136,340     1,410,971
    Class R5                                 --              --       5,076        51,097
-----------------------------------------------------------------------------------------
                                      1,345,471     $14,180,355     704,253    $7,377,215

(c) For the period from the commencement of the fund's investment operations, September
    29, 2005, through the stated period end.

MFS(R) LIFETIME 2030 FUND

                                      SIX MONTHS ENDED 10/31/06     YEAR ENDED 4/30/06(c)
                                        SHARES         AMOUNT        SHARES      AMOUNT
Shares sold
    Class A                             189,656      $2,034,257      63,790      $682,234
    Class B                              42,265         438,640      35,228       372,134
    Class C                               7,580          81,350      10,173       104,654
    Class I                               9,936         105,873      63,055       669,639
    Class R1                             30,243         323,307      27,532       295,018
    Class R2                             52,960         561,432       5,525        56,085
    Class R3                            294,807       3,124,586      35,959       383,143
    Class R4                            577,244       6,058,584      31,765       342,452
    Class R5                                 --              --       5,000        50,436
-----------------------------------------------------------------------------------------
                                      1,204,691     $12,728,029     278,027    $2,955,795

Shares issued to shareholders in
reinvestment of distributions
    Class A                                  --             $--         126        $1,295
    Class B                                  --              --         204         2,096
    Class C                                  --              --         125         1,286
    Class I                                  --              --         269         2,768
    Class R1                                 --              --          67           692
    Class R2                                 --              --          71           736
    Class R3                                 --              --         133         1,374
    Class R4                                 --              --         142         1,464
    Class R5                                 --              --          79           817
-----------------------------------------------------------------------------------------
                                             --             $--       1,216       $12,528

Shares reacquired
    Class A                             (13,601)      $(138,447)     (2,119)     $(22,808)
    Class B                              (1,470)        (15,286)       (953)      (10,395)
    Class C                              (4,398)        (46,574)         --            --
    Class I                              (6,219)        (63,245)       (307)       (3,328)
    Class R1                             (1,839)        (19,857)         --            --
    Class R2                            (29,957)       (317,557)         --            --
    Class R3                            (49,386)       (514,078)     (6,246)      (67,273)
    Class R4                           (141,182)     (1,489,539)         --            --
-----------------------------------------------------------------------------------------
                                       (248,052)    $(2,604,583)     (9,625)    $(103,804)

Net change
    Class A                             176,055      $1,895,810      61,797      $660,721
    Class B                              40,795         423,354      34,479       363,835
    Class C                               3,182          34,776      10,298       105,940
    Class I                               3,717          42,628      63,017       669,079
    Class R1                             28,404         303,450      27,599       295,710
    Class R2                             23,003         243,875       5,596        56,821
    Class R3                            245,421       2,610,508      29,846       317,244
    Class R4                            436,062       4,569,045      31,907       343,916
    Class R5                                 --              --       5,079        51,253
-----------------------------------------------------------------------------------------
                                        956,639     $10,123,446     269,618    $2,864,519

(c) For the period from the commencement of the fund's investment operations, September
    29, 2005, through the stated period end.

MFS(R) LIFETIME 2040 FUND

                                      SIX MONTHS ENDED 10/31/06     YEAR ENDED 4/30/06(c)
                                        SHARES         AMOUNT        SHARES      AMOUNT
Shares sold
    Class A                             117,144      $1,265,974      82,181      $876,457
    Class B                              32,904         342,181      44,731       473,676
    Class C                               6,567          69,403       7,693        78,848
    Class I                              27,098         288,535      62,701       659,424
    Class R1                              7,496          79,495      11,391       119,614
    Class R2                             19,772         209,836       5,000        50,436
    Class R3                            124,625       1,292,495      29,722       313,299
    Class R4                            159,047       1,674,114      15,789       164,396
    Class R5                                 --              --       5,000        50,436
-----------------------------------------------------------------------------------------
                                        494,653      $5,222,033     264,208    $2,786,586

Shares issued to shareholders in
reinvestment of distributions
    Class A                                  --             $--         192        $1,972
    Class B                                  --              --         180         1,847
    Class C                                  --              --          89           913
    Class I                                  --              --         391         4,023
    Class R1                                 --              --          68           702
    Class R2                                 --              --          72           746
    Class R3                                 --              --         206         2,115
    Class R4                                 --              --         157         1,620
    Class R5                                 --              --          80           827
-----------------------------------------------------------------------------------------
                                             --             $--       1,435       $14,765

Shares reacquired
    Class A                              (3,471)       $(37,529)    (28,417)    $(300,142)
    Class B                              (2,119)        (22,087)     (2,837)      (30,501)
    Class C                              (1,646)        (16,756)        (15)         (166)
    Class I                              (4,431)        (46,098)    (10,807)     (118,436)
    Class R1                               (704)         (7,561)         --            --
    Class R2                               (246)         (2,520)         --            --
    Class R3                            (28,593)       (292,764)       (816)       (8,801)
    Class R4                            (34,790)       (366,274)       (699)       (7,488)
-----------------------------------------------------------------------------------------
                                        (76,000)      $(791,589)    (43,591)    $(465,534)

Net change
    Class A                             113,673      $1,228,445      53,956      $578,287
    Class B                              30,785         320,094      42,074       445,022
    Class C                               4,921          52,647       7,767        79,595
    Class I                              22,667         242,437      52,285       545,011
    Class R1                              6,792          71,934      11,459       120,316
    Class R2                             19,526         207,316       5,072        51,182
    Class R3                             96,032         999,731      29,112       306,613
    Class R4                            124,257       1,307,840      15,247       158,528
    Class R5                                 --              --       5,080        51,263
-----------------------------------------------------------------------------------------
                                        418,653      $4,430,444     222,052    $2,335,817

(c) For the period from the commencement of the fund's investment operations, September
    29, 2005, through the stated period end.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2006, each fund's commitment fee and interest expense was equal to the following and is included in miscellaneous expense on the Statement of Operations.

                   MFS LIFETIME
                     RETIREMENT   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME   MFS LIFETIME
                    INCOME FUND      2010 FUND      2020 FUND      2030 FUND      2040 FUND
Commitment Fee               $9             $9            $27           $13              $9
--------------------------------------------------------------------------------------------
Interest Expense            $--            $--            $--          $106              $--
--------------------------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

MFS LIFETIME FUNDS

      MFS LIFETIME RETIREMENT INCOME FUND
      MFS LIFETIME 2010 FUND
      MFS LIFETIME 2020 FUND
      MFS LIFETIME 2030 FUND
      MFS LIFETIME 2040 FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Funds' investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory agreements at their meetings throughout the year. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the MFS Funds in which the Funds invest (the "Underlying Funds") for various time periods ending December 31, 2005, (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and for the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The Funds commenced operations on September 29, 2005 and have a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Funds. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Funds' advisory fees, the Trustees considered, among other information, the Funds' advisory fees and the total expense ratios of the Funds' Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees charged by the Underlying Funds and also considered that MFS observes an expense limitation for the Funds. The Trustees also considered that, according to the Lipper data, each Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether the Funds are likely to benefit from any economies of scale in the management of the Funds in the event of growth in assets of the Funds. They noted that the Funds do not bear an advisory fee and therefore no breakpoint is necessary.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Funds as a result of their investments in the Underlying Funds represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' or the Underlying Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds' investment advisory agreement with MFS should be approved for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------


M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.